Long-term investments	12 Months Ended
Dec. 31, 2022
Long-term Investments.
Long-term investments

7.Long-term Investments

In April 2020, the Group partnered with an unrelated third party investor to form a privately-held investing company in limited partnership, of which the Group holds 4% equity interest. The business is to invest enterprises in high-tech industries. The Group measures its equity securities without a readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. In December, the Group reclaimed US$0.01 million from this investment. No impairment was recognized for the year ended December 31,2022.

In April 2021, the Group acquired 13.33% equity interests in a privately-held company for cash consideration of US$0.3 million, which the Group plans to hold for long term investment purpose. The Group accounts for equity investment in entities with significant influence but does not own a majority equity interest or otherwise control under equity-method accounting. The Group records equity method adjustments in share of profits and losses and continually reviews equity method investments to determine whether a decline in fair value to below the carrying value is other-than-temporary. The Group recognized a share of loss in equity method investment of US$0.07 million and a full impairment of US$0.25 million on this investment for the year ended December 31, 2021.

In January 2022, the Group acquired 17.6% equity interests in a privately-held company for cash consideration of US$0.06 million, which the Group plans to hold for long term investment purpose. The Group accounts for equity investment in entities with significant influence but does not own a majority equity interest or otherwise control under equity-method accounting. The Group records equity method adjustments in share of profits and losses and continually reviews equity method investments to determine whether a decline in fair value to below the carrying value is other-than-temporary. The Group recognized a share of loss in equity method investment of US$0.06 million for the year ended December 31,2022.